Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has adopted policies and practices designed to ensure that equity awards are not granted at a time when the Company is in possession of material nonpublic information and that the timing of equity awards is not coordinated with the release of such information for the purpose of affecting the value of executive compensation. For example, under our Policy on Granting Equity Awards, equity awards are generally effective on the third business day following the public release of earnings.

Award Timing Method
The Compensation Committee has adopted policies and practices designed to ensure that equity awards are not granted at a time when the Company is in possession of material nonpublic information and that the timing of equity awards is not coordinated with the release of such information for the purpose of affecting the value of executive compensation. For example, under our Policy on Granting Equity Awards, equity awards are generally effective on the third business day following the public release of earnings.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee has adopted policies and practices designed to ensure that equity awards are not granted at a time when the Company is in possession of material nonpublic information and that the timing of equity awards is not coordinated with the release of such information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false